Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Royalty revenues	$ 12,310,594	$ 8,508,105
Australia
Statement [Line Items]
Royalty revenues	11,250,950	5,489,043
USA
Statement [Line Items]
Royalty revenues	116,311	116,311
Nigeria
Statement [Line Items]
Royalty revenues	882,922	2,524,990
Brazil
Statement [Line Items]
Royalty revenues	60,411	62,677
Canada
Statement [Line Items]
Royalty revenues	$ 0	$ 315,084